UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-07850

                                 PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                     Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

                                         Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-364-4890

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

November 30, 2013

(Unaudited)

PNC Advantage Institutional Money Market Funds

PNC ADVANTAGE FUNDS

PNC ADVANTAGE FUNDS SEMI-ANNUAL REPORT PNC Advantage Institutional Government Money Market Fund PNC Advantage Institutional Money Market Fund PNC Advantage Institutional Treasury Money Market Fund	TABLE OF CONTENTS
	A Message from the President	1
	Abbreviations and Definitions for Schedules of Investments and Financial Statements	6
	Summary of Portfolio Holdings/Expense Tables	7
		Financial Highlights	Schedule of Investments
	Advantage Institutional Government Money Market Fund	9	12
	Advantage Institutional Money Market Fund	10	14
	Advantage Institutional Treasury Money Market Fund	11	19
	Statements of Assets and Liabilities		22
	Statements of Operations		24
	Statements of Changes in Net Assets		25
	Notes to Financial Statements		27
	Trustees Review and Approval of Advisory Agreement		32
	Proxy Voting and Quarterly Schedules of Investments		33

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of PNC Advantage Institutional Government Money Market Fund, PNC Advantage Institutional Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-364-4890 or downloading one at pncfunds.com. Please read it carefully before you invest or send money.

	NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Advantage Funds and receives fees for its services. PNC Advantage Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2014 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

PNC Advantage Funds

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

We are pleased to present this semi-annual report for the PNC Advantage Funds for the six months ended November 30, 2013.

We continue to believe that by offering the opportunity to diversify your investments among an array of money market, taxable and tax-exempt fixed income, equity and retirement-oriented mutual funds, PNC Capital Advisors, LLC may help you and your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of portfolio investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets over the six months ended November 30, 2013.

Economic Review

Global Gross Domestic Product (“GDP”) growth in the advanced economies remained sluggish during the semi-annual period due in part to continued global de-levering and austerity. Emerging market economic growth decelerated, but still outpaced growth in the advanced economies. U.S. GDP growth remained modest but notably improving, supported by consumer spending, an improved housing market and the energy sector. Business investment also strengthened as the semi-annual period progressed, but government spending and net exports remained a drag on growth. From 1.8% in the first quarter of 2013, U.S. real GDP bounced to a growth rate of 2.5% in the second quarter of 2013 and then to 3.6% in the third quarter of 2013.

As the semi-annual period began in June 2013, economic data signaled that the U.S. economy remained on a moderate growth path, buoyed by the housing and labor markets. Such data drove widespread speculation that tapering by the Federal Reserve (the “Fed”) might begin sooner than expected. Fed Chair Bernanke had first hinted at monetary policy tightening in mid-May 2013. In June, he suggested the Fed might begin reducing its asset purchases via its quantitative easing program with an eye to ending the program mid-2014, depending on sufficient economic data improvement. In Europe, the region’s unemployment rate increased to 12.2%, the highest level on record. In Japan, export growth reached its highest level since late 2010.

During the third calendar quarter of 2013, the U.S. economy maintained its moderate growth, led by solid performance from the housing and auto segments. U.S. manufacturing rebounded after contracting in May 2013 to expand at its fastest pace in more than two years. Service sector activity expanded at its fastest pace in almost eight years. The seasonally adjusted annualized automobile sales rate reached 16 million in August, the highest since 2007. Home prices, as measured by the S&P/Case-Shiller Home Price Index, rose 12.4% year over year, the greatest advance since February 2006. At the same time, however, non-farm payrolls increased less than anticipated in both August and September. Unemployment declined to 7.3% due primarily to a decrease in the participation rate to the lowest level since 1978. Consumer confidence fell to a four-month low in September, as geopolitical uncertainties and the impending budget battle in the U.S. Congress remained concerns. In a surprise move in mid-September, the Fed decided to keep its level of asset purchases unchanged, citing an economy that was not expanding as fast as the Fed had hoped and fiscal constraints, such as sequestration spending cuts and the debt ceiling debate, as potential headwinds to growth. Fed Chair Bernanke emphasized that the Fed would await further evidence of a sustainable economic recovery before tapering. Internationally, most European economic data showed signs of stabilization, with both business and consumer

“U.S. GDP growth remained modest but notably improving...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2013

PNC Advantage Funds

A MESSAGE FROM THE PRESIDENT

“Yields in the taxable and tax-exempt money markets remained extremely low...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2013

confidence surveys improving. In Japan, that country’s Prime Minister’s “Abenomics” showed signs of success, with data releases including an uptick in core inflation and a decline in unemployment. In October and November 2013, economic data releases were mixed. Manufacturing appeared to continue to be strong, with the Institute for Supply Management survey for September coming in at its highest level since April 2011. In October 2013, home prices, as measured by the S&P/Case-Shiller Home Prime Index, saw their largest advance since February 2006, and house building permits reached a five-year high. On the other hand, consumer confidence decreased following a 16-day partial U.S. government shutdown in October and fell to a seven-month low in November, causing concern about spending for the upcoming holiday shopping season. Services sector growth slowed, and September employment data proved to be below market forecasts though initial jobless claims in November subsequently indicated a labor market growing at a modest pace. At the end of October, the U.S. Congress approved a last-minute resolution to avert a potential U.S. default. Economic data from Europe improved, with better confidence levels, advancing retail sales, strong manufacturing and steady unemployment. China’s manufacturing expanded by the most in seven months, and its third quarter GDP grew 7.8% from a year earlier.

Money Markets

Yields in the taxable and tax-exempt money markets remained extremely low throughout the semi-annual period. In June 2013, markets were focused on U.S. economic data as a key determinant of the Fed policy outlook, and the stronger than expected payrolls data reinforced expectations the Fed would start reducing its quantitative easing measures during 2013. Late in June, volatility picked up in the money markets, largely as a result of quarter-end balance sheet pressures. In July, the financial markets appeared to have settled on a consensus view that Fed tapering was likely to occur in September 2013, which helped stabilize interest rate volatility for a portion of the month. However, debate over Fed Chair Bernanke’s successor introduced new concerns around future Fed policy and drove a month-end increase in intermediate-term and longer-term interest rates. In contrast, repurchasing agreement, or repo, rates remained low through the month. Yields on short-term U.S. Treasury bills remained relatively stable as a result of abundant liquidity.

In August 2013, a special presentation on the Fed’s long-term planning for policy implementation was of particular relevance to money market investors. The presentation included a discussion on a “fixed-rate, full-allotment overnight reverse repurchase agreement facility as an additional tool for managing money market rates.” This new facility offers investors an essentially risk-free investment option that provides the Fed with another tool to seek to manage short-term interest rates and monetary policy by amongst other things aiding in the Fed’s ability to soak up excess liquidity and to establish a floor on overnight interest rates. The facility is being offered for a limited test period through January 29, 2014 to help gain operational experience at which time it may be extended.

In September 2013, the Fed’s surprise announcement that it would not yet begin to taper its quantitative easing program led to a rally in U.S. Treasury yields, capping a quarter during which money market funds brought in $92.3 billion compared with $11.1 billion for long-term mutual funds. However, just ahead of a critical deadline to raise the U.S.’ debt ceiling, money market fund assets recorded their largest one-week decline since August 2011, as investors pulled $43 billion out on fear over a possible U.S. government default. Without a debt ceiling increase, the government would have faced a default, including on certain of the short-term U.S. Treasuries held in money market funds. Late on October 16, the U.S. Congress announced a deal to prevent the U.S. from defaulting and to end the government shutdown. Shareholder flows and yield volatility quieted in November following October’s fiscal upheaval. For example, just for the week ended November 6, 2013, money market funds took in $5.0 billion. The most significant development in November 2013, however, was the U.S. Treasury’s announcement that it would conduct its first auction of floating-rate notes (“FRNs”) on January 29, 2014. This is a notable event because it is the U.S. Treasury’s first new product in 17 years. The FRNs will have a maturity of two years and an interest rate that resets daily based on the most recent 13-week Treasury bill auction rate plus or minus a spread that is set at the auction. Among the major buyers expected for FRNs are money market funds.

There were also a number of significant developments on the money market reform front during the semi-annual period. On June 5, 2013, the Securities and Exchange Commission (“SEC”) unanimously voted to release for public comment two primary proposals for amendments, or “alternative proposals,” to SEC Rule 2a-7, which regulates most money market funds. The proposals could be adopted alone or in combination. The proposed rule release did not constitute a final rule. Indeed, it may well take many months, if not years, before the implementation of any changes.

Alternative one would require money market funds to change the manner in which they price their shares, which may increase the likelihood that the net asset values (“NAVs”) of money market funds’ shares will vary from $1.00 per share. Alternative two would require money market funds to impose a liquidity fee on future redemptions of fund shares, or permit the money market funds’ boards of trustees/directors to suspend redemptions, in certain situations. The SEC also recommended additional proposals, including stress testing, diversification and disclosure measures that may be applied regardless of which of the two alternative proposals were adopted.

Following the 90-day comment period, which ended on September 17, 2013, the SEC moved into — and remained in at the end of the semi-annual period — what is expected to be several months of reviewing comments received and determining whether the proposed regulations should be adopted, revised or rejected. At the end of October 2013, several asset management firms jointly submitted a comment letter to the SEC proposing an alternative approach to the definition of a retail money market fund. At the end of the review period, the proposals may be voted upon by the SEC Commissioners. The SEC would need three of five Commissioners to approve a final rule before it could be released publicly. It is not yet known if or when such proposals will be adopted, and any rules adopted by the SEC may differ from the proposals. In a final rule release, the SEC would specify an implementation timeline for any new requirements. The SEC indicated that implementation of any rule proposal would occur in stages, and the process could take from nine months to two years, depending on the particular proposal, from the date the rule is finally adopted. For further details on the rule proposals, see http:// www.sec.gov/rules/proposed/2013/33-9408.pdf and to see comments submitted to the SEC on the rule proposals, see http://www.sec.gov/comments/s7-03-13/s70313.shtml.

“We believe the Fed will remain focused on employment growth...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2013

PNC Advantage Funds

A MESSAGE FROM THE PRESIDENT

“...short-term interest rate increases are unlikely until at least 2015.” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2013

Our View Ahead

Interestingly, the primary question dominating the financial markets at the end of November 2013 was the same one that dominated at the start of the semi-annual period — when might the Fed start tapering its quantitative easing policy? We continue to believe the answer is dependent on economic data.

In our view, economic growth will likely continue to be sluggish in the months ahead given ongoing fiscal restraints, but may accelerate due in part to increases in fixed investment spending. Key indicators, we believe, will be the pace of job growth and real disposable income. Growth in consumer credit could help sustain current rates of consumer spending, but it is unlikely to accelerate meaningfully without new job creation. Continued improvements in the housing market should also contribute to growth, but the level of activity has already increased faster than some have expected. Indicators of business activity appear to be more constructive and could strengthen if business optimism improves further. Bloomberg’s consensus expectation for GDP growth in the fourth quarter of 2013 is 1.8% and for the year 2014 is 2.6%. Annual rates of core inflation are likely to rise, though we expect price increases will be unlikely to warrant change in monetary policies. We believe the Fed will remain focused on employment growth and will continue to keep short-term interest rates the same and anchored near zero for some time. Other factors that must be considered looking ahead are the U.S. fiscal debates, the impact of the headlines surrounding the roll-out of the Affordable Care Act in the U.S., the geopolitical risks that remain in the Middle East, the sustainability of economic growth in Europe, the pace of economic growth in the emerging markets, including China, and the success of the new Japanese economic policies.

In the money markets, short-term interest rate increases are unlikely until at least 2015. Near term, we anticipate choppy conditions in the financial markets as investors adjust to the prospect of a shift in Fed policy. Over the longer term, the potential for a beginning of a shift in Fed policy, new types of instruments and new regulations will all present challenges. However, as always, we will continue to assess risk and reward in the markets as we seek to meet the PNC Advantage Funds’ objectives. As it relates to money market fund reform, we believe the momentum for reform continues to grow. In our view, amended rules may be forthcoming within the next six to twelve months, which will likely require compliance over an extended period. Regardless of the outcome, we believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios. We, of course, are supportive of reform that strengthens the money market industry and that is in the best interests of our money market fund shareholders.

We thank you for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Kevin A. McCreadie

President, PNC Advantage Funds

President and Chief Investment Officer

PNC Capital Advisors, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Advantage Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Advantage Funds’ trading intent.

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2013

PNC Advantage Funds

ABBREVIATIONS AND DEFINITIONS FOR SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS

Schedules of Investments:

Cl — Class

DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN — Floating Rate Note. The rate shown is the rate in effect on November 30, 2013, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

SBPA — Standby Bond Purchase Agreement

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on November 30, 2013, and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “ — ” are either zero or rounded to zero.

See Notes to Financial Statements.

PNC Advantage Funds

SUMMARY OF PORTFOLIO HOLDINGS/EXPENSE TABLES

The table below presents portfolio holdings as of November 30, 2013 as a percentage of total investments for each of the PNC Advantage Funds.

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
Commercial Paper	–	29.5%	–
Repurchase Agreements	43.9%	24.4	63.4%
Asset Backed Commercial Paper	–	15.5	–
Certificates of Deposit	–	9.8	–
Educational Revenue Bonds	–	4.4	–
Asset Backed Securities	–	4.1	–
Hospital/Nursing Home Revenue Bonds	–	3.6	–
Money Market Fund	0.6	2.8	0.9
Corporate Bonds	–	1.8	–
General Obligations	–	1.4	–
Industrial/Development Revenue Bonds	–	1.3	–
Funding Agreement	–	0.8	–
U.S. Government Agency Obligation	54.4	0.6	–
U.S. Treasury Obligations	1.1	–	35.7
	100.0%	100.0%	100.0%

All mutual funds have operating expenses. As a shareholder of a Fund, you could incur operating expenses including investment advisory fees, shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2013 to November 30, 2013).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

—	Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

—	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

PNC Advantage Funds

SUMMARY OF PORTFOLIO HOLDINGS/EXPENSE TABLES

	Beginning Account Value 06/01/13	Ending Account Value 11/30/13	Annualized Expense Ratio(1)	Expenses Paid During Period(2)
Institutional Government Money Market Fund
Actual
Institutional Class	$1,000.00	$1,000.06	0.08%	$0.40
Advisor Class	1,000.00	1,000.06	0.08	0.40
Hypothetical(3)
Institutional Class	1,000.00	1,024.67	0.08	0.41
Advisor Class	1,000.00	1,024.67	0.08	0.41
Institutional Money Market Fund
Actual

Institutional Class	$1,000.00	$1,000.24	0.10%	$0.52

Advisor Class	1,000.00	1,000.24	0.10	0.52
Hypothetical(3)

Institutional Class	1,000.00	1,024.55	0.10	0.52

Advisor Class	1,000.00	1,024.55	0.10	0.52
Institutional Treasury Money Market Fund
Actual

Institutional Class	$1,000.00	$1,000.06	0.05%	$0.27

Advisor Class	1,000.00	1,000.06	0.06	0.28

Service Class	1,000.00	1,000.06	0.05	0.27
Hypothetical(3)

Institutional Class	1,000.00	1,024.80	0.05	0.27

Advisor Class	1,000.00	1,024.79	0.06	0.28

Service Class	1,000.00	1,024.80	0.05	0.27
(1)	The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2013 to November 30, 2013).
(2)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.
(3)	Assumes annual return of 5% before expenses.

PNC Advantage Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2013
and for the Years Ended May 31,
unless otherwise indicated

	Institutional Government Money Market Fund(1)
	Institutional Shares					Advisor Shares
	2013*	2013	2012	2011	2010(2)	2013*	2013	2012	2011(3)
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net Investment Income†	– **	– **	– **	– **	–**	– **	– **	– **	–**
Realized and Unrealized Gain (Loss) on Investments	–	– **	–	– **	–	–	– **	–	–**

Total from Investment Operations	–	–	–	–	–	–	–	–	–

Dividends from Net Investment Income	– **	– **	– **	– **	–**	– **	– **	– **	–**
Distributions from Net Realized Gains	–	–	–	–	–	–	–	–	–

Total Distributions	–	–	–	–	–	–	–	–	–

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	0.01%	0.01%	0.02%	0.06%	0.03%	0.01%	0.01%	0.02%	0.02%

Ratios/Supplemental Data
Net Assets End of Period (000)	$71,217	$74,759	$92,802	$61,615	$15,005	$12,958	$9,859	$1,242	$ 179
Ratio of Expenses to Average Net Assets	0.08%	0.16%	0.11%	0.10%	0.10%	0.08%	0.15%	0.09%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%	0.01%	0.05%	0.05%	0.01%	0.01%	0.01%	0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.32%	0.34%	0.31%	0.53%	0.61%	0.32%	0.36%	0.28%	0.47%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.23)%	(0.17)%	(0.19)%	(0.38)%	(0.45)%	(0.23)%	(0.20)%	(0.18)%	(0.34)%

* For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1) At November 30, 2013, net assets of the Service Shares amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

(2) Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3) Advisor Shares were first sold (excluding seed capital of $10) on January 28, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

PNC Advantage Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2013
and for the Years Ended May 31,
unless otherwise indicated

	Institutional Money Market Fund(1)
	Institutional Shares						Advisor Shares
	2013*	2013	2012	2011	2010	2009	2013*	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	– **	– **	– **	– **	– **	0.01	– **	– **	– **	– **	– **	0.01
Realized and Unrealized Gain (Loss) on Investments	– **	– **	– **	– **	– **	–**	– **	– **	– **	– **	– **	–**

Total from Investment Operations	–	–	–	–	–	0.01	–	–	–	–	–	0.01

Dividends from Net Investment Income	– **	– **	– **	– **	– **	(0.01)	– **	– **	– **	– **	– **	(0.01)
Distributions from Net Realized Gains	–	–	–	–	–	–	–	–	–	–	–	–

Total Distributions	–	–	–	–	–	(0.01)	–	–	–	–	–	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.02%	0.05%	0.05%	0.07%	0.12%	1.46%	0.02%	0.05%	0.05%	0.07%	0.10%	1.41%

Ratios/Supplemental Data
Net Assets End of Period (000)	$844,991	$634,083	$834,099	$932,972	$864,478	$2,406,236	$250,562	$218,202	$119,508	$145,296	$35,123	$206,979
Ratio of Expenses to Average Net Assets(2)	0.10%	0.16%	0.14%	0.19%	0.19%	0.19%	0.10%	0.16%	0.14%	0.19%	0.21%	0.24%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.14%	1.41%	0.05%	0.05%	0.05%	0.06%	0.10%	1.45%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.22%	0.23%	0.22%	0.22%	0.22%	0.21%	0.22%	0.23%	0.22%	0.22%	0.26%	0.26%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.07)%	(0.02)%	(0.03)%	0.03%	0.11%	1.39%	(0.07)%	(0.02)%	(0.03)%	0.02%	0.05%	1.43%

*  For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

**  Amount represents less than $0.005 per share.

†  Per share data calculated using average shares outstanding method.

(1)

At November 30, 2013, net assets of the Service Shares amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

(2)

The Board of Trustees approved the participation by the Institutional Money Market Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Institutional Money Market Fund paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

See Notes to Financial Statements.

PNC Advantage Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2013
and for the Years Ended May 31,
unless otherwise indicated

	Institutional Treasury Money Market Fund
	Institutional Shares					Advisor Shares				Service Shares
	2013*	2013	2012	2011	2010(1)	2013*	2013	2012	2011(2)	2013*	2013	2012	2011(3)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$ 1.00	$ 1.00	$1.00	$1.00	$ 1.00

Net Investment Income†	– **	– **	– **	– **	–**	– **	– **	– **	–**	– **	– **	– **	–**
Realized and Unrealized Gain (Loss) on Investments	–	– **	–	– **	–**	–	– **	–	–**	–	– **	–	–**

Total from Investment Operations	–	–	–	–	–	–	–	–	–	–	–	–	–

Dividends from Net Investment Income	– **	– **	– **	– **	–**	– **	– **	– **	–**	– **	– **	– **	–**
Distributions from Net Realized Gains	–	–	–	–	–	–	–	–	–	–	–	–	–

Total Distributions	–	–	–	–	–	–	–	–	–	–	–	–	–

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$ 1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Total Return	0.01%	0.01%	0.01%	0.03%	0.01%	0.01%	0.01%	0.01%	0.00%	0.01%	0.01%	0.01%	0.03%

Ratios/Supplemental Data
Net Assets End of Period (000)	$151,549	$115,062	$111,735	$36,398	$15,090	$11,576	$8,412	$3,619	$2,547	$3,162	$2,711	$11,149	$4,192
Ratio of Expenses to Average Net Assets	0.05%	0.12%	0.08%	0.10%	0.08%	0.06%	0.13%	0.07%	0.07%	0.05%	0.14%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.27%	0.28%	0.30%	0.49%	0.61%	0.28%	0.29%	0.32%	0.53%	0.27%	0.29%	0.31%	0.60%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.21)%	(0.15)%	(0.21)%	(0.38)%	(0.52)%	(0.21)%	(0.15)%	(0.24)%	(0.45)%	(0.21)%	(0.14)%	(0.21)%	(0.50)%

*  For the six months ended November 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

**  Amount represents less than $0.005 per share.

†  Per share data calculated using average shares outstanding method.

(1)	Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)	Advisor Shares were first sold (excluding seed capital of $10) on March 16, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Service Shares were first sold (excluding seed capital of $10) on October 29, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 53.7%
Federal Farm Credit Bank — 3.6%
Federal Farm Credit Bank
1.125%, 02/27/14	$200	$201
Federal Farm Credit Bank (FRN)
0.025%, 02/10/14	1,000	1,000
0.420%, 03/17/14	1,000	1,001
0.251%, 04/21/14	400	400
0.370%, 05/29/14	450	450

		3,052

Federal Home Loan Bank — 18.3%
Federal Home Loan Bank
3.125%, 12/13/13	700	701
0.375%, 01/29/14	590	590
2.375%, 03/14/14	800	805
0.070%, 03/17/14	900	900
0.060%, 03/18/14	900	900
0.125%, 03/27/14	900	900
0.120%, 03/28/14	800	800
2.500%, 06/13/14	850	860
0.125%, 07/25/14	800	800
Federal Home Loan Bank (DN)
0.075%, 12/17/13	870	870
0.050%, 01/03/14	900	900
0.055%, 01/15/14	2,700	2,700
0.055%, 01/15/14	900	900
0.050%, 01/24/14	900	900
0.090%, 03/28/14	800	800
0.122%, 05/01/14	200	200
Federal Home Loan Bank (FRN)
0.094%, 06/27/14	900	900

		15,426

Federal Home Loan Mortgage Corporation — 16.2%
Federal Home Loan Mortgage Corporation
0.625%, 12/23/13	1,200	1,200
0.375%, 02/27/14	400	400
0.375%, 04/28/14	1,750	1,751
Federal Home Loan Mortgage Corporation (DN)
0.070%, 01/02/14	1,000	1,000
0.115%, 01/14/14	500	500
0.051%, 01/22/14	1,000	1,000
0.060%, 01/23/14	500	500
0.070%, 02/04/14	850	850
0.075%, 02/10/14	1,000	1,000
0.070%, 02/18/14	400	400
0.080%, 02/24/14	1,000	1,000
0.110%, 03/18/14	1,000	1,000
0.070%, 03/31/14	1,300	1,300
0.090%, 05/14/14	800	799
0.100%, 05/16/14	428	428
0.080%, 06/17/14	500	500

		13,628

Federal National Mortgage Association — 15.6%
Federal National Mortgage Association
0.750%, 12/18/13	1,250	1,250
1.250%, 02/27/14	900	902
2.500%, 05/15/14	1,000	1,011
0.875%, 08/28/14	800	804
Federal National Mortgage Association (DN)
0.100%, 12/04/13	850	850

	Par (000)	Value (000)
0.115%, 12/11/13	$ 800	$800
0.120%, 12/18/13	800	800
0.080%, 01/02/14	810	810
0.070%, 01/15/14	750	750
0.100%, 01/21/14	1,000	1,000
0.050%, 01/22/14	1,730	1,730
0.055%, 01/27/14	670	670
0.060%, 01/29/14	750	750
Federal National Mortgage Association (FRN)
0.360%, 06/23/14	1,000	1,001

		13,128

Total U.S. Government Agency Obligations (Cost $45,234)		45,234

U.S. TREASURY OBLIGATION — 1.1%
U.S. Treasury Note — 1.1%
0.250%, 01/31/14	900	900
Total U.S. Treasury Obligation (Cost $900)		900

	Number of Shares
MONEY MARKET FUND — 0.6%
Invesco Government & Agency Portfolio	500,000	500

Total Money Market Fund (Cost $500)		500

	Par (000)
REPURCHASE AGREEMENTS† — 43.4%

Deutsche Bank Securities, Inc.

0.090% (dated 11/29/13, due 12/02/13, repurchase price $10,000,075, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 4.000% to 4.500%, due 11/01/40 to 11/01/43, total value $10,200,000)	$10,000	10,000

HSBC Securities USA

0.080% (dated 11/29/13, due 12/02/13, repurchase price $9,000,060, collateralized by U.S. Treasury Note, 1.375%, due 06/30/18, total value $9,184,547)	9,000	9,000

Merrill Lynch Pierce Fenner and Smith

0.070% (dated 11/29/13, due 12/02/13, repurchase price $8,568,050, collateralized by U.S. Treasury Bond, 4.750%, due 02/15/41, total value $8,739,412)	8,568	8,568

See Notes to Financial Statements.

	Par (000)	Value (000)
REPURCHASE AGREEMENTS† — continued
Toronto Dominion Securities LLC

0.060% (dated 11/29/13, due 12/02/13,repurchase price $9,000,045, collateralized by Treasury Inflation Adjusted Note and U.S. Treasury Note, 1.625% to 2.625%, due 07/15/17 to 08/15/22, total value $9,180,007)	$9,000	$9,000

Total Repurchase Agreements (Cost $36,568)		36,568

TOTAL INVESTMENTS — 98.8%
(Cost $83,202)*		83,202
Other Assets & Liabilities — 1.2%		973
TOTAL NET ASSETS — 100.0%		$84,175

*	Also cost for Federal income tax purposes.
†

As of November 30, 2013, the gross value of repurchase agreements was $36,568 (000) and the value of collateral received was $36,568 (000). Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes. See Note 2 in Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)
Assets:
Money Market Fund	$500	$–	$–	$500

Repurchase Agreements	–	36,568	–	36,568

U.S. Government Agency Obligations	–	45,234	–	45,234

U.S. Treasury Obligation	–	900	–	900

Total Assets - Investments in Securities	$500	$82,702	$–	$83,202

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 3.9%
Automotive — 3.5%
CarMax Auto Owner Trust,
Series 2013-2, Cl A1
0.230%, 08/15/14	$1,775	$1,776
Fifth Third Auto Trust,
Series 2013-1, Cl A1
0.250%, 09/15/14	3,048	3,048
Ford Credit Auto Owner Trust,
Series 2013-C, Cl A1
0.220%, 08/15/14 144A	721	722
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A1
0.220%, 08/15/14	4,014	4,014
Honda Auto Receivables Owner Trust,
Series 2013-4, Cl A1
0.240%, 11/18/14	6,180	6,180
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A1
0.250%, 07/15/14	1,407	1,407
Hyundai Auto Receivables Trust,
Series 2013-C, Cl A1
0.220%, 09/15/14	1,604	1,604
M&T Bank Auto Receivables Trust,
Series 2013-1A Cl A1
0.250%, 09/15/14 144A	2,131	2,131
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Cl A1
0.270%, 05/15/14	1,261	1,261
Mercedes-Benz Auto Receivables Trust,
Series 2013-1, Cl A1
0.220%, 08/15/14	1,015	1,016
Porsche Innovative Lease Owner Trust,
Series 2013-1, Cl A1
0.230%, 11/24/14 144A	3,626	3,626
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A1
0.230%, 08/15/14	1,765	1,765
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Cl A1
0.230%, 11/20/14	6,171	6,171
World Omni Auto Receivables Trust,
Series 2013-A, Cl A1
0.230%, 06/16/14	753	753
World Omni Auto Receivables Trust,
Series 2013-B, Cl A1
0.240%, 11/17/14	3,084	3,084

		38,558

Equipment — 0.4%
CNH Equipment Trust,
Series 2013-C, Cl A1
0.250%, 09/15/14	2,260	2,260
GE Equipment Midticket LLC
Series 2013-1, Cl A1
0.230%, 09/22/14	2,349	2,349

		4,609

Total Asset Backed Securities (Cost $43,167)		43,167

	Par (000)	Value (000)
CERTIFICATES OF DEPOSIT — 9.5%
Banks — 1.5%
Citibank NA
0.250%, 02/18/14	$10,000	$10,000
Wells Fargo Bank NA (FRN)
0.150%, 12/09/13	6,000	6,000

		16,000

Yankee — 8.0%
ANZ Banking Group NY
0.175%, 03/03/14	8,200	8,200
Bank of Montreal Canada
0.190%, 01/17/14	8,000	8,000
Bank of Montreal Chicago
0.210%, 04/22/14	7,700	7,700
Bank of Nova Scotia Houston
0.200%, 02/14/14	4,000	4,000
Canadian Imperial Bank of Commerce NY (FRN)
0.306%, 05/27/14	9,400	9,400
Credit Suisse NY
0.670%, 01/09/14	1,000	1,000
Nordea Bank Finland NY
0.220%, 03/12/14	1,000	1,000
0.215%, 03/25/14	4,200	4,200
Royal Bank of Canada NY (FRN)
0.320%, 02/03/14	5,000	5,001
0.310%, 02/21/14	2,725	2,726
0.169%, 03/13/14	3,000	3,000
Svenska Handelsbanken
0.245%, 02/24/14	9,500	9,501
0.175%, 03/24/14	12,600	12,600
Westpac Banking
0.290%, 10/29/14	10,000	10,000
Westpac Banking (FRN)
0.270%, 04/15/14	1,500	1,500

		87,828

Total Certificates of Deposit (Cost $103,828)		103,828

ASSET BACKED COMMERCIAL PAPER† — 15.0%
Financial Services — 15.0%
Alpine Securitization
0.060%, 12/02/13	1,300	1,300
0.130%, 12/04/13	1,700	1,700
0.120%, 12/19/13	5,520	5,520
0.170%, 01/17/14	2,500	2,499
Ciesco LLC
0.170%, 12/09/13	1,800	1,800
Collateralized CP LLC
0.200%, 03/11/14	6,500	6,496
Erste Abwicklungsanstalt
0.170%, 12/02/13	2,200	2,200
0.180%, 01/24/14	2,600	2,599
0.150%, 02/13/14	7,000	6,998
0.130%, 02/28/14	10,800	10,796
Fairway Finance LLC
0.200%, 01/13/14	1,800	1,800
0.180%, 02/03/14	14,700	14,695
Gotham Funding
0.140%, 12/17/13	3,000	3,000
0.160%, 01/15/14	2,273	2,272

See Notes to Financial Statements.

	Par (000)	Value (000)
ASSET BACKED COMMERCIAL PAPER† — continued
Financial Services — continued
Govco LLC
0.210%, 12/19/13	$1,100	$1,100
0.130%, 12/27/13	7,000	6,999
0.207%, 01/14/14	8,600	8,598
Kells Funding LLC
0.160%, 12/13/13	4,000	4,000
0.170%, 12/13/13	3,110	3,110
Liberty Street Funding LLC
0.130%, 12/17/13	6,000	6,000
Nieuw Amsterdam Receivables
0.150%, 12/12/13	4,400	4,400
0.180%, 01/10/14	4,000	3,999
0.170%, 01/13/14	2,200	2,200
0.170%, 01/24/14	3,500	3,499
0.170%, 01/24/14	3,312	3,311
Northern Pines Funding LLC
0.130%, 12/04/13	2,400	2,400
Regency Market No. 1 LLC
0.140%, 12/16/13	3,930	3,930
0.140%, 12/20/13	4,679	4,679
Sheffield Receivables
0.170%, 12/09/13	2,000	2,000
Starbird Funding
0.170%, 12/03/13	2,250	2,250
0.210%, 12/09/13	5,700	5,700
0.220%, 02/10/14	12,500	12,495
Sydney Capital
0.240%, 01/24/14	1,445	1,444
0.220%, 02/25/14	8,800	8,795
Victory Receivables
0.140%, 12/19/13	9,888	9,887

		164,471

Total Asset Backed Commercial Paper (Cost $164,471)		164,471

COMMERCIAL PAPER† — 28.6%
Banks — 20.2%
Abbey National North America
0.220%, 12/24/13	9,000	8,999
0.200%, 02/03/14	9,000	8,997
0.300%, 04/25/14	7,100	7,091
Australia & New Zealand Banking Group
0.170%, 03/20/14	14,300	14,293
Bank of Nova Scotia
0.175%, 12/26/13	5,000	4,999
0.220%, 05/19/14	13,000	12,987
Bank of Tokyo-Mitsubishi
0.160%, 01/08/14	5,000	4,999
0.190%, 01/30/14	4,200	4,199
BNP Paribas
0.200%, 02/03/14	4,600	4,598
BNP Paribas NY
0.170%, 01/03/14	9,500	9,498
Commonwealth Bank of Australia
0.230%, 12/27/13	3,500	3,500
0.155%, 01/02/14	17,500	17,498
0.150%, 01/06/14	1,253	1,253
DnB Bank ASA
0.200%, 12/09/13	8,000	8,000
0.250%, 03/13/14	4,000	3,997
0.230%, 03/18/14	2,200	2,198

	Par (000)	Value (000)

0.245%, 05/12/14	$5,200	$5,194
HSBC USA
0.170%, 12/20/13	1,600	1,600
0.240%, 01/21/14	7,500	7,497
0.180%, 02/19/14	10,000	9,996
JPMorgan Chase
0.200%, 02/19/14	10,000	9,995
0.230%, 03/17/14	3,300	3,298
National Australia Funding Delaware
0.140%, 01/02/14	10,000	9,999
0.185%, 05/27/14	12,100	12,089
Nordea Bank AB
0.190%, 01/21/14	1,200	1,200
Overseas-Chinese Banking
0.180%, 01/07/14	12,000	11,998
0.190%, 01/07/14	1,000	1,000
0.190%, 01/21/14	2,200	2,199
Rabobank USA Financial
0.190%, 02/25/14	1,850	1,849
0.210%, 04/03/14	3,400	3,397
0.240%, 04/22/14	2,000	1,998
0.240%, 05/13/14	2,100	2,098
Standard Chartered Bank
0.220%, 02/19/14	9,000	8,996
UOB Funding LLC
0.190%, 12/30/13	6,000	5,999
Wells Fargo Bank NA
0.140%, 12/24/13	4,000	4,000

		221,508

Financial Services — 3.3%
CPPIB Capital
0.120%, 12/10/13	5,800	5,800
0.250%, 01/03/14	5,410	5,409
0.250%, 01/03/14	4,000	3,999
0.140%, 02/19/14	4,700	4,699
Toyota Motor Credit
0.150%, 12/16/13	9,000	8,999
0.220%, 01/06/14	7,000	6,999

		35,905

Food, Beverage & Tobacco — 1.5%
Coca-Cola
0.150%, 02/28/14	6,500	6,497
0.190%, 04/24/14	9,400	9,393

		15,890

Healthcare — 1.2%
Catholic Health Initiatives
0.150%, 12/10/13	4,200	4,200
0.160%, 02/04/14	8,700	8,697

		12,897

Insurance — 1.9%
Metlife Short-Term Funding
0.160%, 12/18/13	12,000	11,999
0.130%, 12/23/13	4,400	4,400
0.110%, 01/13/14	1,800	1,800
0.110%, 01/17/14	2,750	2,749

		20,948

See Notes to Financial Statements.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Sovereign Agency — 0.5%
Kreditansalt Fur Wiederaufbau International Finance (Germany)
0.120%, 02/06/14	$6,000	$5,999

Total Commercial Paper (Cost $313,147)		313,147

CORPORATE BONDS — 1.9%
Banks — 1.5%
Nordea Bank AB (FRN)
1.144%, 01/14/14 144A	1,800	1,802
Royal Bank of Canada (MTN)
1.125%, 01/15/14	6,792	6,799
Wells Fargo Bank NA (MTN) (FRN)
0.304%, 12/15/14	8,000	8,000

		16,601

Financial Services — 0.4%
Toyota Motor Credit (MTN) (FRN)
0.243%, 10/08/14	4,000	4,000

Total Corporate Bonds (Cost $20,601)		20,601

FUNDING AGREEMENT — 0.7%
New York Life Funding Agreement
0.238%, 06/13/14 (A)	8,000	8,000

Total Funding Agreement (Cost $8,000)		8,000

MUNICIPAL SECURITIES — 10.4%
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series V-1 (VRDN)
0.040%, 12/06/13	7,800	7,800
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series X-2 (VRDN)
0.030%, 12/06/13	10,000	10,000

		17,800

Mississippi — 1.3%
Mississippi Business Finance Corporation,
Chevron USA Inc. Project (RB)
Series C (VRDN)
0.040%, 12/06/13	6,000	6,000
Mississippi Business Finance Corporation,
Chevron USA Inc. Project (RB)
Series E (VRDN)
0.040%, 12/02/13	8,000	8,000

		14,000

Ohio — 3.6%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.040%, 12/02/13	10,260	10,260
Ohio State (GO) Series B (VRDN)
0.030%, 12/06/13	11,300	11,300

	Par (000)	Value (000)

Ohio State Common Schools (GO)
Series B (VRDN)
0.030%, 12/06/13	$ 3,660	$3,660
Ohio State University (RB) Series B (VRDN)
0.040%, 12/06/13	14,115	14,115

		39,335

Texas — 2.9%
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-1 (VRDN)
0.050%, 12/02/13	12,350	12,350
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN)
0.050%, 12/02/13	3,945	3,945
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-2 (VRDN)
0.050%, 12/02/13	1,100	1,100
Red River Education Financing Corporation, Texas Christian University Project (RB) (SBPA - Northern Trust) (VRDN)
0.050%, 12/06/13	14,500	14,500

		31,895

Virginia — 1.0%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.040%, 12/06/13	5,100	5,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN)
0.040%, 12/06/13	5,700	5,700

		10,800
Total Municipal Securities (Cost $113,830)		113,830

U.S. GOVERNMENT AGENCY OBLIGATION — 0.6%
Federal Home Loan Mortgage Corporation — 0.6%
Federal Home Loan Mortgage Corporation
0.045%, 12/02/13	6,592	6,592

Total U.S. Government Agency Obligation (Cost $6,592)		6,592

	Number of Shares
MONEY MARKET FUND — 2.7%
BlackRock Liquidity Funds TempFund
Portfolio††	30,000,000	30,000

Total Money Market Fund (Cost $30,000)		30,000

See Notes to Financial Statements.

	Par (000)	Value (000)
REPURCHASE AGREEMENTS††† — 23.7%

Deutsche Bank Securities, Inc.

0.090% (dated 11/29/13, due 12/02/13, repurchase price $67,000,503, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.50% to 7.000%, due 07/01/18 to 11/01/43, total value $68,340,000)	$67,000	$67,000

Goldman Sachs & Co.

0.080% (dated 11/29/13, due 12/02/13, repurchase price $50,000,333, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.326% to 5.644%, due 01/01/19 to 11/01/43, total value $51,000,001)	50,000	50,000

0.160% (dated 11/29/13, due 01/03/14, repurchase price $18,000,240, collateralized by Certificates of Deposit, Corporate Bonds,
Federal Home Loan Mortgage Corporation Bond and Medium Term Note, 0.421% to 5.500%, due 11/21/14 to 02/01/41, total value $18,640,445) (A)	18,000	18,000

HSBC Securities USA

0.080% (dated 11/29/13, due 12/02/13, repurchase price $37,000,247, collateralized by U.S. Treasury Note, 1.375%, due 06/30/18, total value $37,740,693)	37,000	37,000

Merrill Lynch Pierce Fenner and Smith

0.070% (dated 11/29/13, due 12/02/13, repurchase price $57,000,333, collateralized by Federal Home Loan Bank Bond, 0.000%, due 04/02/14, total value $58,140,716)	57,000	57,000

Toronto Dominion Securities LLC

0.060% (dated 11/29/13, due 12/02/13, repurchase price $30,000,150, collateralized by Federal National Mortgage Association Bond, U.S. Treasury Bill and U.S. Treasury Note, 0.000% to 3.500%, due 02/13/14 to 11/01/28, total value $30,600,066)	30,000	30,000

Total Repurchase Agreements (Cost $259,000)		259,000

Value (000)
TOTAL INVESTMENTS — 97.0% (Cost $1,062,636)*	$1,062,636
Other Assets & Liabilities — 3.0%	32,917
TOTAL NET ASSETS — 100.0%	$1,095,553

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
†††

As of November 30, 2013, the gross value of repurchase agreements was $259,000 (000) and the value of collateral received was $259,000 (000). Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes. See Note 2 in Notes to Financial Statements.

(A)	Illiquid Security. Total value of illiquid securities is $26,000 (000) and represents 2.4% of net assets as of November 30, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $8,281 (000) and represents 0.8% of net assets as of November 30, 2013.

See Notes to Financial Statements.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Commercial Paper	$–	$164,471	$–	$164,471

Asset Backed Securities	–	43,167	–	43,167

Certificates of Deposit	–	103,828	–	103,828

Commercial Paper	–	313,147	–	313,147

Corporate Bonds	–	20,601	–	20,601

Funding Agreement	–	8,000	–	8,000

Money Market Fund	30,000	–	–	30,000

Municipal Securities	–	113,830	–	113,830

Repurchase Agreements	–	259,000	–	259,000

U.S. Government Agency Obligation	–	6,592	–	6,592

Total Assets - Investments in Securities	$30,000	$1,032,636	$–	$1,062,636

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 34.2%
U.S. Treasury Bills† — 11.3%
0.043%, 12/05/13	$5,000	$ 5,000
0.030%, 01/23/14	2,000	2,000
0.070%, 02/13/14	1,000	1,000
0.064%, 03/06/14	1,000	1,000
0.060%, 04/17/14	2,000	2,000
0.064%, 04/24/14	2,000	1,999
0.072%, 04/24/14	1,100	1,100
0.085%, 04/24/14	1,200	1,200
0.088%, 05/08/14	2,000	1,999
0.100%, 05/29/14	1,500	1,499

		18,797

U.S. Treasury Notes — 22.9%
0.750%, 12/15/13	3,000	3,001
1.000%, 01/15/14	6,500	6,507
0.250%, 01/31/14	2,000	2,000
1.750%, 01/31/14	4,000	4,011
0.250%, 02/28/14	2,000	2,001
1.875%, 02/28/14	2,000	2,008
0.250%, 03/31/14	5,000	5,002
1.250%, 04/15/14	5,000	5,021
0.250%, 04/30/14	3,100	3,102
1.875%, 04/30/14	1,000	1,007
1.000%, 05/15/14	1,000	1,004
2.625%, 06/30/14	3,400	3,449

		38,113

Total U.S. Treasury Obligations (Cost $56,910)		56,910

	Number of Shares
MONEY MARKET FUND — 0.9%
Invesco Treasury Portfolio	1,467,289	1,467

Total Money Market Fund (Cost $1,467)		1,467

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — 60.7%

Deutsche Bank Securities, Inc.

0.090% (dated 11/29/13, due 12/02/13, repurchase price $25,000,188, collateralized by U.S. Treasury Notes, 0.625% to 4.000%, due 02/15/14 to 10/15/16, total value $25,500,075)	$25,000	$25,000

HSBC Securities USA

0.060% (dated 11/29/13, due 12/02/13, repurchase price $20,000,100, collateralized by U.S. Treasury Notes, 0.625% to 4.250%, due 08/15/14 to 10/15/2016, total value $20,400,722)	20,000	20,000

Merrill Lynch Pierce Fenner and Smith

0.060% (dated 11/29/13, due 12/02/13, repurchase price $20,000,100, collateralized by U.S. Treasury Note, 0.250%, due 07/15/15, total value $20,400,045)	20,000	20,000

Toronto Dominion Securities LLC

0.050% (dated 11/29/13, due 12/02/13, repurchase price $20,000,083, collateralized by U.S. Treasury Note, 3.250%, due 12/31/16, total value $20,400,074)	20,000	20,000

UBS Securities LLC

0.060% (dated 11/29/13, due 12/02/13, repurchase price $16,000,080, collateralized by Treasury Inflation Adjusted Note and U.S. Treasury Notes, 1.250% to 2.625%, due 07/31/14 to 10/31/18, total value $16,320,027)	16,000	16,000

Total Repurchase Agreements (Cost $101,000)		101,000

TOTAL INVESTMENTS — 95.8%
(Cost $159,377)*		159,377
Other Assets & Liabilities — 4.2%		6,910
TOTAL NET ASSETS — 100.0%		$166,287

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of November 30, 2013, the gross value of repurchase agreements was $101,000 (000) and the value of collateral received was $101,000 (000). Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes. See Note 2 in Notes to Financial Statements.

See Notes to Financial Statements.

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Fund	$1,467	$-	$-	$1,467

Repurchase Agreements	-	101,000	-	101,000

U.S. Treasury Obligations	-	56,910	-	56,910

Total Assets - Investments in Securities	$1,467	$157,910	$-	$159,377

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2013.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

PNC Advantage Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2013 (Unaudited)

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund

ASSETS
Investments in non-affiliates at value	$46,634	$773,636	$58,377
Investments in affiliates at value	–	30,000	–
Investments in repurchase agreements at value	36,568	259,000	101,000

Total Investments at value(1)	83,202	1,062,636	159,377

Cash	–	18,492	–
Receivable for shares of beneficial interest issued	1,007	1,311	1,245
Maturities Receivable	–	15,000	5,500
Interest receivable	44	112	163
Receivable from Adviser	6	–	10
Prepaid expenses	18	54	19
Other assets	4	91	6

Total Assets	84,281	1,097,696	166,320

LIABILITIES
Payable for shares of beneficial interest redeemed	80	1,868	4
Dividends payable
Institutional Class	1	33	3
Advisor Class	–	11	–
Investment advisory fees payable	–	26	–
Administration fees payable	5	28	7
Custodian fees payable	1	7	3
Transfer agent fees payable	1	8	1
Trustees’ deferred compensation payable	4	91	6
Trustees’ fees payable	1	10	1
Other liabilities	13	61	8

Total Liabilities	106	2,143	33

TOTAL NET ASSETS	$84,175	$1,095,553	$166,287

Investments in non-affiliates at cost	$46,634	$773,636	$58,377
Investments in affiliates at cost	–	30,000	–
Investments in repurchase agreements at cost	36,568	259,000	101,000

(1) Total Investments at cost	$83,202	$1,062,636	$159,377

See Notes to Financial Statements.

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$84,176	$1,095,581	$166,288

Distributions in Excess of Net Investment Income	(1)	(28)	(1)

Total Net Assets	$84,175	$1,095,553	$166,287

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Institutional shares	$71,217,428	$844,990,436	$151,549,318

Institutional shares outstanding	71,222,743	844,965,757	151,556,595

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Advisor shares	$12,957,717	$250,562,373	$11,575,696

Advisor shares outstanding	12,957,810	250,566,335	11,575,912

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Service shares	$10	$10	$3,161,823

Service shares outstanding	10	10	3,162,235

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

See Notes to Financial Statements.

PNC Advantage Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2013 (Unaudited)

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
Investment Income:
Interest	$ 38	$ 698	$ 54
Income from affiliate(1)	–	5	–

Total Investment Income	38	703	54

Expenses:
Investment advisory fees	63	690	129
Administration fees	22	120	32
Transfer agent fees	4	35	9
Custodian fees	6	21	9
Professional fees	9	65	18
Pricing service fees	2	4	1
Printing and shareholder reports	1	13	2
Registration and filing fees	19	28	20
Trustees’ fees	2	20	5
External vendor reporting	5	11	5
Miscellaneous	2	18	3

Total Expenses	135	1,025	233

Less:
Waiver of investment advisory fees(1)	(63)	(551)	(129)
Expense reimbursement(1)	(38)	–	(58)

Net Expenses	34	474	46

Net Investment Income (Loss)	4	229	8

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 4	$ 229	$ 8

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

PNC Advantage Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Institutional Government Money Market Fund		Institutional Money Market Fund

	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended

	November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013
Investment Activities:
Net investment income (loss)	$ 4	$ 9	$ 229	$ 449
Net realized gain (loss) on investments sold	–	1	–	5

Net increase (decrease) in net assets resulting from operations	4	10	229	454

Dividends to Shareholders:
Dividends from net investment income:
Institutional Shares	(3)	(10)	(173)	(374)
Advisor Shares	(1)	(1)	(56)	(83)

Total dividends	(4)	(11)	(229)	(457)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Shares	63,135	112,355	1,490,482	2,390,203
Advisor Shares	20,952	58,718	439,767	726,808
Reinvestment of dividends:
Institutional Shares	–	–	7	13

Total proceeds from shares issued and reinvested	84,087	171,073	1,930,256	3,117,024

Value of shares redeemed:
Institutional Shares	(66,676)	(130,397)	(1,279,582)	(2,590,229)
Advisor Shares	(17,854)	(50,101)	(407,406)	(628,114)

Total value of shares redeemed	(84,530)	(180,498)	(1,686,988)	(3,218,343)

Increase (decrease) in net assets from share transactions	(443)	(9,425)	243,268	(101,319)

Total increase (decrease) in net assets	(443)	(9,426)	243,268	(101,322)

Net Assets:
Beginning of period	84,618	94,044	852,285	953,607

End of period*	$ 84,175	$ 84,618	$ 1,095,553	$ 852,285

*Including undistributed (distributions in excess of) net investment income	$ (1)	$ (1)	$ (28)	$ (28)

See Notes to Financial Statements.

PNC Advantage Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Institutional Treasury Money Market Fund

	For the Six Months Ended	For the Year Ended

	November 30, 2013	May 31, 2013
Investment Activities:
Net investment income (loss)	$ 8	$ 15
Net realized gain (loss) on investments sold	–	1

Net increase (decrease) in net assets resulting from operations	8	16

Dividends to Shareholders:
Dividends from net investment income:
Institutional Shares	(8)	(15)
Advisor Shares	–	(1)
Service Shares	–	(1)

Total dividends	(8)	(17)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Shares	226,855	506,015
Advisor Shares	22,585	21,894
Service Shares	920	60,144
Reinvestment of dividends:
Institutional Shares	1	1

Total proceeds from shares issued and reinvested	250,361	588,054

Value of shares redeemed:
Institutional Shares	(190,368)	(502,689)
Advisor Shares	(19,422)	(17,100)
Service Shares	(469)	(68,582)

Total value of shares redeemed	(210,259)	(588,371)

Increase (decrease) in net assets from share transactions	40,102	(317)

Total increase (decrease) in net assets	40,102	(318)

Net Assets:
Beginning of period	126,185	126,503

End of period*	$ 166,287	$ 126,185

*Including undistributed (distributions in excess of) net investment income	$ (1)	$ (1)

See Notes to Financial Statements.

PNC Advantage Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (Unaudited)

1. Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust currently offers three diversified investment portfolios, PNC Advantage Institutional Government Money Market Fund, PNC Advantage Institutional Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”). Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the Funds, and is substantially the same in all respects, except that the Advisor and Service Shares are subject to a shareholder services fee.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on November 30, 2013 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

—	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

—	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities – independent pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, multiple

PNC Advantage Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (Unaudited)

indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; or, repurchase agreements.

—	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. The Funds did not have any transfers between Level 1 and Level 2 during the six month period ended November 30, 2013.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2013 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with a value no less than the repurchase price (including accrued interest). A Custodial Undertaking in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, a Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of November 30, 2013.

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and calculated at an annual rate of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the six month period ended November 30, 2013.

	Annual Rate	Fee Waiver	Expense Reimbursement
Institutional Government Money Market Fund*	0.15%	0.15%	0.09%
Institutional Money Market Fund*	0.15%	0.12%	0.00%
Institutional Treasury Money Market Fund*	0.15%	0.15%	0.07%

*The Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.01% for the Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund and at least 0.05% for the Institutional Money Market Fund. This voluntary advisory fee waiver and expense reimbursement may be changed or terminated by the Adviser at any time.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Advisor and Service Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively.

The Funds suspended accrual and payment of Shareholder Services Fees effective January 1, 2010. This suspension is voluntary and may be changed at any time.

PNC Advantage Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (Unaudited)

Trustees’ Fees

Each Trustee receives an annual consolidated fee of $76,000 plus $7,250 for each quarterly Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for attendance at special Board meetings convened as necessary, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board received an additional fee of $25,000 per year and the Chairman of the Audit Committee received an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, PNC Funds Distributor, LLC (the “Underwriter”), or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or PNC Funds, another registered investment company overseen by the Trustees and for which PNC Capital Advisors, LLC serves as investment adviser, receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and PNC Funds based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon received fees at the annual rate of 0.0125% of each Fund’s first $1 billion of average daily net assets and 0.010% of each Fund’s average daily net assets in excess of $1 billion. The Adviser received 0.010% of each Fund’s average net assets. BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Affiliated Fund

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. PNC Advantage Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Fund’s Schedule of Investments. The investments in BlackRock Funds increased by $15,000,000 during the six month period ended November 30, 2013.

Dividends received from such investment are reported as “Income from affiliate” in the Fund’s Statement of Operations.

4. Custodian and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for PNC Funds. The Custodian fees for the Trust and PNC Funds are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust and PNC Funds, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust and PNC Funds and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trust and PNC Funds. The Custodian fees are allocated to the Trust and PNC Funds based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Federal Income Taxes

Each of the Funds intends to continue to qualify for tax treatment as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six month period ended November 30, 2013 and for each Fund’s open tax years (years ended May 31, 2011 through May 31, 2013) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2013:

	Undistributed (Distributions in Excess of) Net Investment Income (000)	Accumulated Net Realized Gain (Loss) (000)
Institutional Government Money Market Fund	$1	$(1)
Institutional Money Market Fund	$5	$(5)
Institutional Treasury Money Market Fund	$1	$(1)

6. Market and Credit Risk

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

For further discussion of Market and Credit Risks, please see the Funds’ Prospectus.

7. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

8. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENT

At a meeting held on May 29, 2013, the Trustees of PNC Advantage Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”)), met in person to conduct their annual review of the Advisory Agreement between the Trust and PNC Capital Advisors, LLC (the “Adviser”).

The Trustees discussed with independent counsel to the Trustees (“Independent Counsel”) a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to the approval of the continuation of the Advisory Agreement. The agreement renewal process was divided into two meetings to allow the Adviser to present material relating to the services provided to the Funds for the Trustees’ review at the first meeting and to permit the Trustees time to request and evaluate additional information from the Adviser prior to approving the agreement at the next Board meeting.

The Trustees received and reviewed comprehensive written materials prepared by the Adviser in response to Independent Counsel’s request on behalf of the Trustees. These materials addressed the nature of the advisory services provided by the Adviser, including portfolio management personnel and their compensation structure; the performance of the Funds managed by the Adviser; the profitability of the Adviser; brokerage, trading, soft dollar practices and securities lending practices; fees and expenses of each Fund compared to a peer group selected by Lipper, Inc.; the compliance program of the Adviser; and risk management and monitoring measures. The Trustees received presentations on a number of topics, including a comparison on a fund by fund basis of the relationship between a fund’s over/under performance relative to its benchmark and the advisory fees being charged by the Adviser versus the peer group; and the profitability of the Adviser. A detailed discussion ensued in which the Trustees discussed various factors including, but not limited to, the resources devoted to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s institutional clients with separately managed accounts and the advisory services provided to each. Based on this discussion, the Trustees requested additional information for their consideration of the renewal of the Advisory Agreement at their next meeting.

At a meeting held on August 28, 2013, the Trustees of the Trust, including the Independent Trustees, met in person and voted to approve the renewal of the Advisory Agreement between the Trust and the Adviser for a one-year period commencing October 1, 2013.

In reaching their decision to renew the Advisory Agreement, the Trustees considered whether the agreement continues to be in the best interests of the funds and their shareholders, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the agreement to the Trust. They discussed the materials pertaining to the other factors that they must consider for annual review of the agreement as presented at the May meeting, as well as information relevant to the Adviser’s services that they receive throughout the year. The Trustees also considered the Adviser’s responses to the Trustees’ follow up questions on the written materials.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees confirmed that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser’s services to the Trust.

Based on this review, the Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to act as the investment adviser. With respect to the advisory fees, the Trustees concluded such fees were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of the Trust and the Funds’ shareholders.

PNC Advantage Funds

PROXY VOTING AND QUARTERLY SCHEDULES OF INVESTMENTS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-364-4890, visiting the Trust’s website at pncfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-364-4890 or visiting the Trust’s website at pncfunds.com. They also are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Advantage Funds can be found by visiting the Funds’ website at pncfunds.com.

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Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD U.S. POSTAGE PAID BNY MELLON

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
             Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
             Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240. 15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	1/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	1/27/2014

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	1/27/2014

* Print the name and title of each signing officer under his or her signature.